Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 800	$ 463
Restricted cash and cash equivalents	0	12,837
Accounts receivable	4,996	4,184
Inventories	456	438
Current portion of contract assets	163	111
Other current assets	1,202	561
Current portion of derivative instruments	80	689
Assets held for sale	137	0
Total current assets	7,834	19,283
Property, plant and equipment	24,332	15,574
Intangible assets	17,896	12,251
Investments	598	2,088
Derivative instruments	571	861
Financing receivables	1,101	886
Other long-term assets	670	681
Goodwill	16,280	4,031
Total assets	69,282	55,655
Current liabilities:
Short-term borrowings	1,750	2,985
Accounts payable and accrued liabilities	4,221	3,722
Other current liabilities	434	252
Current contract liabilities	773	400
Current portion of long-term debt	1,100	1,828
Current portion of lease liabilities	504	362
Total current liabilities	8,782	9,549
Provisions	54	53
Long-term debt	39,755	29,905
Lease liabilities	2,089	1,666
Other long-term liabilities	1,783	738
Deferred tax liabilities	6,379	3,652
Total liabilities	58,842	45,563
Shareholders' equity	10,440	10,092
Total liabilities and shareholders' equity	$ 69,282	$ 55,655